SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Countries in which product sold	180
Countries with on the ground operations	80
Currency translation adjustments	$ 5,632	$ (861)
Research and development costs	2,001	1,950	1,864
Advertising costs	9,315	8,576	7,519
Net expense for income attributable to the noncontrolling interest	$ 130	$ 110	$ 86
Finite-lived intangible assets, minimum	5
Finite-lived intangible assets, maximum	30
Furniture and Fixtures
Property, plant and equipment, maximum	15
Computer Equipment and Capitalized Software
Property, plant and equipment, minimum	3
Property, plant and equipment, maximum	5
Machinery and Equipment
Property, plant and equipment, minimum	3
Property, plant and equipment, maximum	20
Building
Property, plant and equipment, maximum	40